SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)		12 Months Ended
	Mar. 01, 2014 floor	Mar. 31, 2015 CNY (¥) floor item ¥ / $	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)
Foreign currency translation and risks
Rate for translation of balances of financial statements from RMB to US$ | ¥ / $		6.1990
Revenue recognition
Business tax as a percentage of gross revenues		5.00%
VAT rate one as a percentage of gross revenues		3.00%
VAT rate two as a percentage of gross revenues		6.00%
Cost of revenues
Test monitoring costs		¥ 113,042,449	¥ 124,427,159	¥ 129,127,028
Royalty fees		4,991,524	14,850,125	15,594,990
Restricted cash
Restricted cash		¥ 0	2,700,000
Building
Revenue recognition
Number of floor rented out under operating lease | floor	1	1
Software developed for internal use
Research and development costs
Capitalized costs for the period		¥ 0	0	0
Software developed for sale
Research and development costs
Capitalized costs for the period		¥ 0	¥ 0	¥ 0
Online test preparation and training service | Minimum
Revenue recognition
Period for which end users can access services		90 days
Online test preparation and training service | Maximum
Revenue recognition
Period for which end users can access services		365 days
Test-based education services | Minimum
Revenue recognition
Number of courses for which fees are not refundable if they are not completed | item		1
Test-based educational services for degree major course programs | Minimum
Revenue recognition
Period of revenue recognition		10 months
Test-based educational services for degree major course programs | Maximum
Revenue recognition
Period of revenue recognition		12 months
Other revenue - licensing fees from authorized test centers
Revenue recognition
Period of revenue recognition		10 years
Test development services | Minimum
Revenue recognition
Period for development of tests		2 months
Test development services | Maximum
Revenue recognition
Period for development of tests		6 months